Investment Objectives and Goals - LORD ABBETT AFFILIATED FUND INC	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.